Initial Allocations Between Debt and Equity Components of the Debentures (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Face Amount Outstanding	$ 5,814
Debt Carrying Value	4,543	4,249
Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Face Amount Outstanding	400
Debt Carrying Value	342	329
Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Face Amount Outstanding	388
Debt Carrying Value	385	502
Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Face Amount Outstanding	175
Debt Carrying Value	175	325
Exchangeable Debentures
Debt Instrument [Line Items]
Initial Face Amount	1,500
Initial Liability Value	1,231
Initial Equity Value	247
Face Amount Outstanding	963
Debt Carrying Value	902
Unamortized Discount	61
Exchangeable Debentures | Exchangeable 2009 Senior Debentures 2.5 Percent Due October 2029
Debt Instrument [Line Items]
Initial Face Amount	400
Initial Liability Value	316
Initial Equity Value	82
Face Amount Outstanding	400
Debt Carrying Value	342
Unamortized Discount	58
Exchangeable Debentures | Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027
Debt Instrument [Line Items]
Initial Face Amount	600
Initial Liability Value	502
Initial Equity Value	89
Face Amount Outstanding	388
Debt Carrying Value	385
Unamortized Discount	3
Exchangeable Debentures | Exchangeable 2004 Senior Debentures 3.25 Percent Due April 2024
Debt Instrument [Line Items]
Initial Face Amount	500
Initial Liability Value	413
Initial Equity Value	76
Face Amount Outstanding	175
Debt Carrying Value	$ 175